LEASES - Weighted average rates and average useful life of right of use assets (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings
LEASES
Weighted average life	267 months	222 months
Weighted average remaining lease terms	149 months	109 months
Weighted average discount rates	9.07%	7.11%
Computer equipment
LEASES
Weighted average life	55 months	82 months
Weighted average remaining lease terms	45 months	32 months
Weighted average discount rates	8.76%	7.52%
Furniture and fixtures
LEASES
Weighted average life	54 months	53 months
Weighted average remaining lease terms	51 months	53 months
Weighted average discount rates	7.35%	8.71%
Vehicles
LEASES
Weighted average life	41 months	49 months
Weighted average remaining lease terms	32 months	17 months
Weighted average discount rates	6.26%	10.44%